Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jan. 31, 2022	Jul. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, Par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, Authorized	100,000,000,000	100,000,000,000
Ordinary shares, Issued	9,627,452	9,161,390
Ordinary shares, Outstanding	9,627,452	9,161,390